SUPPLEMENT
                                      dated
                                 August 1, 2003

                                     to the
             USAA Life Insurance Company Variable Annuity Prospectus
                                Dated May 1, 2003


This information amends the USAA Life Insurance Company Variable Annuity Prospectus as follows.

>> IN THE FUND OPERATING EXPENSES TABLE ON PAGE 5, OTHER EXPENSES FOR THE FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO, INITIAL CLASS IS CHANGED TO READ .09.

>> THE FOLLOWING ADDITIONAL INFORMATION IS INSERTED ON PAGE 19 AFTER THE SECTION TITLED "SYSTEMATIC WITHDRAWAL PROGRAM."

AUTOMATIC ASSET REBALANCING
Beginning in September 2003, USAA Life Insurance Company will offer an automatic asset rebalancing service for funds in the Contract. During the accumulation phase, you may choose to automatically reallocate your account value among the Variable Fund Accounts of the Contract to return your assets to your specified allocations. You must tell us:

     (a) the percentage you want invested in each Variable Fund Account, if you want to change your existing allocation percentages (whole percentages only);
     (b) how often you want the rebalancing to occur (monthly, quarterly, semiannually or annually); and
     (c) the selected date for rebalancing (1st to the 28th of the month). Rebalancing is completed on the same day of each month. If the New York Stock Exchange is not open on your selected date in a particular month, rebalancing will occur at the close of the Valuation Period that includes the date selected.

While your rebalancing program is in effect, we will transfer amounts among each Variable Fund Account so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the Variable Fund Accounts must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the Fixed Fund Account. You may change your allocation instructions or cancel the program at any time. Transfers under a rebalancing program do not count toward your limit of 18 transfers per Contract Year. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Rebalancing.

Currently there is no charge for this program. We reserve the right to suspend, terminate, or modify the offering of the program at any time.

THE FOLLOWING CHANGES ONLY APPLY TO CONTRACTS ISSUED ON OR AFTER AUGUST 1, 2003.

>> ON PAGE 4 THE FOLLOWING ADDITIONAL TABLE IS INSERTED AFTER THE TABLE OF CONTRACT OWNER TRANSACTION EXPENSES AND APPLIES TO CONTRACTS ISSUED ON OR AFTER AUGUST 1, 2003 IN ALL STATES WHERE THE FIXED FUND ACCOUNT IS AVAILABLE, EXCEPT SOUTH CAROLINA.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                  None
--------------------------------------------------------------------------------
Deferred Sales Load                                              None
--------------------------------------------------------------------------------
Surrender Fees (Fixed Fund Account only)                         7%(1.1)
--------------------------------------------------------------------------------
Transfer or Exchange Fees                                        None(1.2)
--------------------------------------------------------------------------------
1.1 Declines by 1% each Contract year after funds are allocated to the Fixed Fund Account, whether through premium payments or transfers, until reaching 0% in the seventh Contract year after the funds have been in the Fixed Fund Account. There are no Surrender Fees for withdrawals or transfers from a Variable Fund Account.
1.2 We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify the transfer privilege.


>> ON PAGE 33 THE FOLLOWING ADDITIONAL INFORMATION IS INSERTED AFTER THE PARAGRAPH TITLED "EXPENSES OF THE FUNDS" AND APPLIES TO CONTRACTS ISSUED ON OR AFTER AUGUST 1, 2003 IN ALL STATES WHERE THE FIXED FUND ACCOUNT IS AVAILABLE EXCEPT SOUTH CAROLINA.

FIXED FUND ACCOUNT WITHDRAWAL CHARGE

The following information concerning the Fixed Fund Account Withdrawal Charge applies to all Contracts issued on or after August 1, 2003 in all states where the Fixed Fund Account is available except South Carolina. In the case of conflicts with other provisions of this Prospectus, these provisions will apply.

We will deduct a charge from some premium payments or other payments withdrawn or transferred from the Fixed Fund Account. The Fixed Fund Account Withdrawal Charge is intended to promote persistence and to compensate us for costs we may incur if persistence is less than we estimate.

The Fixed Fund Account Withdrawal Charge is a percentage of the net amount of any premium payment or transfer into the Fixed Fund Account (collectively, "PAYMENTS") that is subsequently withdrawn or transferred. The percentage will depend on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, according to the following schedule:

        --------------------------------- ------------------------------

                NUMBER OF YEARS                      CHARGE

        --------------------------------- ------------------------------
                  less than 1                          7%
        --------------------------------- ------------------------------
                       1                               6%
        --------------------------------- ------------------------------
                       2                               5%
        --------------------------------- ------------------------------
                       3                               4%
        --------------------------------- ------------------------------
                       4                               3%
        --------------------------------- ------------------------------
                       5                               2%
        --------------------------------- ------------------------------
                       6                               1%
        --------------------------------- ------------------------------
                   7 or more                           0%
        --------------------------------- ------------------------------

The Fixed Fund Account Withdrawal Charge does not apply to withdrawals or transfers from the Variable Fund Accounts.

In determining the charge, we consider a year to be a period of 365 days unless a leap year is involved. In addition, we treat Payments that you withdraw or transfer on a first-in first-out ("FIFO") basis. This means the earliest Payments will be considered withdrawn first and before any earnings are deemed to be withdrawn. We calculate the Fixed Fund Account Withdrawal Charge separately for each Payment into the Fixed Fund Account. We will calculate the Fixed Fund Account Withdrawal Charge in accordance with applicable state law. Please refer to your Contract for more information.

The Fixed Fund Account Withdrawal Charge will not apply:

        o  to payments of death benefits prior to the Annuity Date.
        o  to payments made via a Distribution Option in lieu of a lump sum.
        o  upon termination of a Contract due to insufficient Contract Value.
        o to any Payment received at least 7 years prior to the requested date of withdrawal or transfer and that has not been previously withdrawn or transferred.
        o to the amount of any interest earned on the amount of your Payments into the Fixed Fund Account.
        o to withdrawals or transfers during any Contract Year of up to 15% of the value of the Payments that have been made to the Fixed Fund Account during the 7 years preceding the requested date of a withdrawal or transfer ("15% FREE WITHDRAWAL AMOUNT"). Unused portions of this 15% Free Withdrawal Amount are not carried forward to future Contract Years.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.